Vessels	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Vessels

4.       Vessels

Sale and Leaseback

On December 21, 2017, the Company entered into a five-year sale and leaseback agreement for each of the two suezmaxes, Eurochampion 2004 and Euronike. The agreed net sale price was $65,200. Under these leaseback agreements, there is a seller’s credit of $13,000 on the sales price that becomes immediately payable to the Company by the owners at the end of the five-year charter or upon sale of the vessels during the charter period. In accordance with ASC 842 the Company accounts for the transaction as an operating lease.

On January 9, 2020, the Company entered into a new five-year sale and leaseback agreement for each of the two suezmaxes, Archangel and Alaska. The agreed net sale price was $61,070. Under these leaseback agreements, there is a seller’s credit of $11,800 on the sales price that becomes immediately payable to the Company by the owners at the end of the five-year charter or upon sale of the vessels during the charter period. In accordance with ASC 842 the Company accounts for the transaction as an operating lease.

On December 21, 2020, the Company commenced a new five-year sale and leaseback agreement for the aframax, Sakura Princess. The agreed net sale price was $24,527. Under this leaseback agreement, there is a seller’s credit of $4,425 on the sales price that becomes immediately payable to the Company by the owners at the end of the five-year charter or upon sale of the vessel during the charter period. In accordance with ASC 842 and the package of practical expedients, the Company accounts for the transaction as an operating lease. Upon execution of the sale and leaseback of the aframax tanker, Sakura Princess, the Company recognized a financial liability amounting to $5,148, being the difference between the sale price of the asset and its fair value, as per ASC 842-40.

On June 21, 2021, the Company commenced a new five-year sale and leaseback agreement for each of the two suezmaxes, Arctic and Antarctic. The agreed net sale price was $52,304. Under these leaseback agreements, there is a seller’s credit of $8,415 on the sales price that becomes immediately payable to the Company by the owners at the end of the five-year charter or upon sale of the vessel during the charter period. In accordance with ASC 842 and the package of practical expedients, the Company accounts for the transaction as an operating lease.

The sale resulted in a loss of $1,696 in aggregate for both suezmaxes, which is included in Loss on sale of vessels in the accompanying interim Consolidated Statement of Comprehensive (Loss) Income. At June 30, 2021 and December 31, 2020, the Company has assessed the recoverability of the seller’s credits and there was no indication of impairment.

As at June 30, 2021, the Company recognized on its interim Consolidated Balance Sheet right-of-use asset of $47,403 for the two suezmaxes Arctic and Antarctic, $12,890 for the aframax tanker Sakura Princess, $32,295 for the two suezmaxes Archangel and Alaska, $11,312, for the two suezmaxes Eurochampion 2004 and Euronike, based on the present value of the future minimum lease payments and a corresponding obligation under operating leases for each of the seven right-of-use assets, respectively. The Company has not incurred any initial direct costs for the sale and leaseback transactions and has not performed any payments prior to the commencement date of the contracts. The leaseback agreements include three one-year option periods, following completion of the initial five-year charters, which are not recognized as part of the right-of-use asset and the obligation under operating leases.

The incremental borrowing rate used to determine the right-of-use asset and the obligations under operating leases was 5.45% for the sale and leaseback agreement each of the two suezmaxes, Eurochampion 2004 and Euronike, 4.41% for the sale and leaseback agreement each of the two suezmaxes, Archangel and Alaska, 3.15% for the sale and leaseback agreement of the aframax, Sakura Princess and 2.06% for the sale and leaseback agreement of the two suezmaxes Arctic and Antarctic and the respective weighted average remaining lease term was 1.48, 3.53, 4.48 and 4.99 years, respectively, as at June 30, 2021 and 1.97, 4.02 and 4.97 years, respectively, as at December 31, 2020. As at June 30, 2021 and December 31, 2020, both the right-of use asset and the corresponding obligation under operating leases were $103,900 (current portion $30,345 and non-current portion $73,555) and $67,110 (current portion $20,976 and non-current portion $46,134), respectively. The financial liability recognized for aframax Sakura Princess was $4,688 (current portion $980 and non-current portion $3,703) as of June 30, 2021.

Period/ Year	Lease Commitment
July 1 to December 31, 2021	$ 16,964
2022	33,895
2023	24,890
2024	24,890
2025-2026	19,228

Minimum net lease payments	$ 119,867
Less: present value discount	(15,967)

Total Obligations under operating leases and Financial liability (current and non-current portion)	$ 103,900

The Company has subleased the vessels and has recognized sublease revenue, net of voyage expenses of $2,372 and $14,935 for the second quarter of 2021 and 2020, respectively. The amount of $7,825 was recognized for the first half of 2021 compared to $24,117 in the prior year first half.

Acquisitions

On January 7, 2020, September 30, 2020 and November 10, 2020, the Company took delivery of the newbuilding aframax tanker, Caribbean Voyager and the suezmax tankers, Apollo Voyager and Artemis Voyager, respectively, for an aggregate of $197,845.

Vessels held for sale

As of June 30, 2021, there were no vessels held for sale.

At December 31, 2020, the Company considered that the suezmax tankers Arctic and Antarctic met the criteria to be classified as held for sale.

Sales

During the first half of 2021, the Company sold the panamax tanker, Maya, realizing a loss of $4,121, which is included in Loss on sale of vessels in the accompanying interim Consolidated Statement of Comprehensive (Loss) Income.

During the first half of 2020, the Company sold its suezmax tanker, Silia T (previously classified as held for sale), and its handysize vessel, Didimon, realizing a net loss of $3,050, which is separately reflected in the accompanying interim Consolidated Statement of Comprehensive (Loss) Income.

Impairment

As of June 30, 2021, the Company reviewed the carrying amount in connection with the estimated recoverable amount and probability of sale for each of its vessels, vessels under construction and right-of-use-assets. This review did not indicate an impairment charge.

As of June 30, 2020, the Company decided not to sell Izumo Princess, which was previously classified as held for sale and reclassified it as held and used. The carrying amount written down to $22,750 consists of the lower of its carrying amount, adjusted for any depreciation that would have been recognized had the vessel been continuously classified as held and used and its fair value as of June 30, 2020, resulting in an impairment charge of $2,750. As of June 30, 2020, the Company classified the aframax tanker Sakura Princess as held for sale and was written down to $22,750, based on the lower of the carrying amount and Level 1 inputs indicative of the vessel’s sales price less cost to sell. The resulting impairment charge was $10,700.  The above resulted in an aggregate impairment charge of $13,450, recorded during the first half of 2020, and included in Impairment charges in the accompanying interim Consolidated Statements of Comprehensive (Loss) Income.